[LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
Were the Best Minds Meet(TM)

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Annual Report and Performance Update
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NEW ENGLAND GROWTH OPPORTUNITIES FUND

-----------------
December 31, 1995
-----------------

January 31, 1996

DEAR SHAREHOLDER,
It's a real pleasure to present to you the 1995 Annual Report for New England Growth Opportunities Fund, containing your portfolio manager's commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a
very favorable backdrop for the bond and stock markets.   Long term interest
rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & Poor's 500 Index,* for its best showing since
1958.   In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industry's most respected managers, Dan Fuss was named 1995's "Bond Fund Manager of the Year" by Morningstar(TM) for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & Poor's 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
**   Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for "providing the highest tier of service excellence in the mutual fund industry."

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last year's stellar performance. At this time it's worth reiterating that long-term investors should not focus on one year's performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We believe you will find your portfolio manager's commentary informative. If you have any questions or comments, please contact your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment objectives and risks, as well as management fees and expenses. You should read it carefully before investing or sending money.

Sincerely,


  /S/Peter S. Voss    /S/Henry L.P. Schmelzer
     Peter S. Voss       Henry L.P. Schmelzer
     Chairman            President

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           New England Growth Opportunities Fund
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INVESTMENT RESULTS THROUGH DECEMBER 31, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to the Standard & Poor's 500 Index(4).
The data points from the graph are as follows:

NEW ENGLAND GROWTH OPPORTUNITIES FUND--NET ASSET VALUE(1)
Year                                                   Amount
----                                                   ------
1995                                                   $31,724
1994                                                   $23,478
1993                                                   $23,248
1992                                                   $21,536
1991                                                   $19,707
1990                                                   $15,088
1989                                                   $15,760
1988                                                   $12,350
1987                                                   $11,247
1986                                                   $11,231
12/31/84                                               $10,000

NEW ENGLAND GROWTH OPPORTUNITIES FUND--
  WITH MAXIMUM SALES CHARGE(2)
Year                                                   Amount
----                                                   ------
1995                                                   $29,900
1994                                                   $22,128
1993                                                   $21,911
1992                                                   $20,298
1991                                                   $18,574
1990                                                   $14,221
1989                                                   $14,854
1988                                                   $11,640
1987                                                   $10,600
1986                                                   $10,585
12/31/84                                               $ 9,425

STANDARD & POOR'S 500 INDEX(4)
Year                                                   Amount
----                                                   ------
1995                                                   $39,860
1994                                                   $29,002
1993                                                   $28,613
1992                                                   $25,997
1991                                                   $24,159
1990                                                   $18,535
1989                                                   $19,132
1988                                                   $14,539
1987                                                   $12,480
1986                                                   $11,862
12/31/84                                               $10,000

  This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and Class C share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

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           New England Growth Opportunities Fund
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AVERAGE ANNUAL TOTAL RETURNS 12/31/95

CLASS A                         1 YEAR       5 YEARS      10 YEARS
Net Asset Value(1)              35.12%       16.02%       12.24%
With Max. Sales Charge(2)       27.29        14.66        11.58
Lipper Growth & Income Avg.(5)  30.82        15.47        12.78

CLASS B (INCEPTION 9/13/93)     1 YEAR       SINCE INCEPTION
Net Asset Value(1)              34.34%       14.26%
With CDSC(3)                    30.34        13.16
Standard & Poor's 500(4)        37.44        16.50
Lipper Growth & Income Avg.(5)  30.82        13.33

CLASS C (INCEPTION 5/1/95)      SINCE INCEPTION
Net Asset Value(1)              20.15%
Standard & Poor's 500(4)        21.88
Lipper Growth & Income Avg.(5)  n/a

[FN]
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

   NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

4 Standard & Poor's 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

5 Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

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           New England Growth Opportunities Fund
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REWARDING SHAREHOLDERS
FOR MORE THAN 60 YEARS
Through good times and bad, investors have come to depend on New England Growth Opportunities Fund. This Fund is designed to pursue long-term growth from investments in common stocks similar to those in the S&P 5004. Its focus on large, well-established companies has produced a long history of solid performance. Please see pages 1 and 2 for the Fund's most recent results.

GROWTH OPPORTUNITIES FUND - CLASS A SHARES*
A $10,000 INVESTMENT COMPARED TO THE STANDARD & POOR'S 500 INDEX(4) MAY 1931-DECEMBER 31, 1995 CUMULATIVE RETURN

[A bar chart in appears here, illustrating the growth of an investment in Class A Shares* compared to the Standard & Poor's 500 Index(4) from May 1931 through December 31, 1995. The bar chart is as follows.]

Your Fund                  $28,318,289
S&P 500 Index(4)           $ 7,233,687



* This information represents past performance only and cannot predict future returns. Investment return and principal value will vary and may result in a gain or loss on sale. Results assume sales charge of 7.25% in effect in 1931
and
   reinvestment of all dividend and capital gains distributions for period through
   12/31/95. Generally, this was a period of rising stock prices. Effective 10/1/90, the maximum sales charge was reduced to 5.75%. Five advisers have managed the Fund, with changes occurring in 1968, 1983, 1988, and 1995.

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           New England Growth Opportunities Fund
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[PHOTO]
NEW ENGLAND
GROWTH OPPORTUNITIES FUND
Portfolio Manager: Gerald Scriver
Westpeak Investment Advisors, L.P.(R)

The stock market delighted investors with a red-hot performance in 1995. The Dow Jones Industrial Average broke two historic milestones, charging through the 4,000 and 5,000 marks, and ended the year with the fourth best return in the post World War II era. Not surprisingly, it was also a banner year for stock mutual funds, which posted one of their strongest performances on record.

How Your Fund Performed
For the fiscal year ended December 31, 1995, New England Growth Opportunities Fund's total return was 35.1% for Class A shares, at net asset value. Your Fund's Class A share performance ranked 96 out of 438 in the Lipper Growth and Income Average,(1) placing it in the top 22% of its peer group.

The Fund's 1995 results reflect the performance of Back Bay Advisors, managers until April 30, 1995, and of Westpeak Investment Advisors, which has managed the Fund since May 1, 1995. Both Back Bay and Westpeak are affiliates of New England Investment Companies, L.P.

Emphasis on Controlling Risk
After taking over the Fund in May, we restructured the portfolio to reflect our view that growth stocks were going to outperform value stocks, at least over the following quarter. Consequently, we put more technology stocks in the portfolio, benefiting the Fund handsomely. However,

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           New England Growth Opportunities Fund
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by September we felt that technology stocks were becoming overvalued, so we began cutting back our exposure in that sector. We were somewhat underweighted in technology as of the end of the year. This timely movement away from the technology area significantly boosted your Fund's performance. The Fund was actually up 3.88% in the fourth quarter, while many other funds were down 10% or 15%.

However, it's important to point out that we never overweighted the technology sector to the extent that many funds did, to reach 30% or 40% of assets. Such huge commitments carry too much potential volatility and are not consistent with our philosophy of controlling risk.

Shift Toward Value
Toward the end of the year we began moving away from growth stocks, because we believed they were overpriced. We've been shifting toward value, buying stocks in the telecommunications area, like Bell South, Southwest Bell and Ameritech. As of December 31, 1995 three of our top ten positions were in this area, where we can get higher dividend yields and lower price-to-earnings ratios. We've also been buying some electric utilities and oil stocks. We took a large position at year-end in Exxon, which is a value stock with a low price-to-earnings ratio and a high-dividend yield.

In the current sluggish economic environment, where corporate profit growth is less certain, companies such as Exxon are good prospects, because they have learned, through relentless cost cutting, to prosper without price increases. Telephone and electric utilities have also benefited from belt-tightening and restructuring.

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           New England Growth Opportunities Fund
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One of the areas that we've liked throughout the year has been banks, where we expect benefits to come via mergers and acquisitions and fiscal streamlining. Banks, of course, have also benefited from lower interest rates. Our three largest bank holdings at year-end were Citicorp, Bank of Boston and Bank of New York. These are high-quality banks and, we believe, solid value stocks.

Cautious Outlook
We don't expect the market's pace to continue in view of increasing signs of economic weakness and growing worries over corporate earnings. We think that the Federal Reserve Board will come through with another easing of short-term interest rates, but that may not be enough to stave off a stock market correction.

With that in mind, we are positioning the portfolio more conservatively for the first quarter of 1996, emphasizing value. Value stocks tend to outperform growth stocks in uncertain environments, just as growth outperforms value in the stronger markets. Longer term, we believe that the fundamentals are favorable for the stock market, and your Fund is well positioned to benefit from the opportunities ahead.

[FN]
(1) Lipper Analytical Services is an independent mutual fund tracking organization; rankings vary over time and do not reflect the effects of sales
    charges.

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           New England Growth Opportunities Fund
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TOP TEN PORTFOLIO HOLDINGS 12/31/95*
     COMPANY                                 PERCENTAGE
                                          OF NET ASSETS
  1. MERCK & CO.                                   2.9%
     Pharmaceutical company

  2. ROYAL DUTCH PETROLEUM                         2.8%
     Large oil and gas company. Owners of Shell

  3. BELL SOUTH CORP.                              2.8%
     Regional telephone company for
     Southern United States

  4. EXXON CORP.                                   2.5%
     World's leading oil company

  5. COCA-COLA CO.                                 2.4%
     Soft drink manufacturer and distributor

  6. JOHNSON & JOHNSON                             2.3%
     Healthcare products manufacturer

  7. AMERITECH CORP.                               2.3%
     Regional telephone company

  8. SBC COMMUNICATIONS INC.                       2.3%
     Regional telephone company

 9. UNICOM CORP.                                   2.0%
     Holding company for Commonwealth Edison

 10. SEARS ROEBUCK & CO.                           2.0%
     Large retailer

[FN]
*Portfolio holdings are subject to change.

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     [LOGO OF NEW ENGLAND FUNDS APPEARS HERE]
     Where the Best Minds Meet(TM)


--------------------------------------------------------------------------------
           Portfolio Composition, Financial Statements and Highlights
--------------------------------------------------------------------------------

     NEW ENGLAND GROWTH
     OPPORTUNITIES FUND


---------------------
  December 31, 1995
---------------------

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                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--95.1% OF TOTAL NET ASSETS

 SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         AEROSPACE--2.1%
  15,800 Allied Signal, Inc. ....................................   $    750,500
  22,300 McDonnell Douglas Corp. ................................      2,051,600
  10,600 United Technologies Corp. ..............................      1,005,675
                                                                    ------------
                                                                       3,807,775
                                                                    ------------
         AGRICULTURE & FOOD--4.6%
  11,600 Campbell Soup Co. ......................................        696,000
  17,400 H. J. Heinz Co. ........................................        576,375
   8,400 Hershey Foods Corp. ....................................
546,000
  42,800 IBP Inc. ...............................................      2,161,400
   7,200 Kellogg Co. ............................................        556,200
  38,200 Pioneer Hi Bred International, Inc. ....................      2,124,875
  21,600 Sara Lee Corp. .........................................        688,500
   7,600 Unilever NV ............................................      1,069,700
                                                                    ------------
                                                                       8,419,050
                                                                    ------------
         AIRLINES--1.6%
  28,000 American Corporation Del ...............................      2,079,000
  17,000 Northwest Airlines Corp. ...............................        867,000
                                                                    ------------
                                                                       2,946,000
                                                                    ------------
         ALUMINIUM--1.7%
  57,700 Aluminium Company America ..............................      3,050,888
                                                                    ------------
         BANKING--6.1%
  13,687 Banc One Corp. .........................................        516,684
  37,100 Bank of Boston Corp. ...................................      1,715,875
  33,600 Bank of New York, Inc. .................................      1,638,000
   9,000 BankAmerica Corp. ......................................        582,750
  27,500 Citicorp (c) ...........................................      1,849,376
   5,400 Fleet Financial Group, Inc. ............................        220,050
   4,850 Mellon Bank Corp. ......................................        260,687
  10,600 J P Morgan & Co. .......................................        850,650
  20,300 NationsBank Corp. ......................................      1,413,387
  25,100 Union Bank of San Francisco ............................      1,361,675
   3,900 Wells Fargo & Co. ......................................        842,400
                                                                    ------------
                                                                      11,251,534
                                                                    ------------
         BEVERAGES--2.5%
  61,900 Coca Cola Co. ..........................................      4,596,075
                                                                    ------------
         BUSINESS MANUFACTURERS--3.2%
   6,000 Digital Equipment ......................................        384,750
  25,900 Hewlett Packard Co. ....................................      2,169,125
  12,600 International Business Machines Corp. ..................      1,156,050



 -------------------------------------------------------------------------------
-
                        PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--CONTINUED
SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         BUSINESS MANUFACTURERS--CONTINUED
  23,800 Pitney Bowes, Inc. .....................................   $  1,118,600
   2,600 Sun Micro Systems, Inc. ................................        118,625
   7,000 Xerox Corp. ............................................        959,000
                                                                    ------------
                                                                       5,906,150
                                                                    ------------
         CHEMICALS--2.9%
   5,000 Air Products & Chemicals, Inc. .........................        263,750
  30,500 Cabot Corp. ............................................      1,643,188
  14,000 Dow Chemical Co. .......................................        985,250
  14,200 Du pont E I De Nemours & Co. ...........................        992,225
   6,100 Monsanto Co. ...........................................        747,250
  14,600 PPG Industries, Inc. ...................................        667,950
                                                                    ------------
                                                                       5,299,613
                                                                    ------------
         COSMETICS--3.3%
  51,200 Johnson & Johnson ......................................      4,384,000
  19,900 Procter & Gamble Co. ...................................      1,651,700
                                                                    ------------
                                                                       6,035,700
                                                                    ------------
         DOMESTIC OIL RESOURCES--0.6%
   6,600 Atlantic Richfield Co. .................................        730,950
  12,800 Phillips Petroleum Co. .................................        436,800
                                                                    ------------
                                                                       1,167,750
                                                                    ------------
         DRUGS & HEALTH CARE--6.6%
  13,800 Amgen, Inc. (c) ........................................        819,375
  15,100 Bristol Myers Squibb Co. ...............................      1,296,712
  40,200 Eli Lilly & Co. ........................................      2,261,250
  82,400 Merck & Co., Inc. ......................................      5,417,800
  14,200 Pfizer, Inc. ...........................................        894,600
  28,000 Schering Plough Corp. ..................................      1,533,000
                                                                    ------------
                                                                      12,222,737
                                                                    ------------
         ELECTRIC UTILITIES--4.6%
  25,000 Central & South West Corp. .............................        696,875
  45,900 Consolidated Edison Co. NYC ............................      1,468,800
  10,700 Duke Power Co. .........................................        506,912
  15,000 FPL Group, Inc. ........................................        695,625
  24,600 Pacific Gas & Electric Co. .............................        698,025
  28,800 Southern Co. ...........................................        709,200
 115,700 Unicom Co. .............................................      3,789,176
                                                                    ------------
                                                                       8,564,613
                                                                    ------------




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-
                        PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--CONTINUED
SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         ELECTRONICS--2.3%
   5,100 Harris Corp. ...........................................   $    278,587
  12,700 Honeywell, Inc. ........................................        617,538
  21,600 Intel Corp. ............................................      1,225,800
  19,600 Raytheon Co. ...........................................        926,100
   6,900 Tektronix, Inc. ........................................        338,962
   5,600 Texas Instruments, Inc. ................................        289,800
  19,200 Vishay Intertechnology, Inc. ...........................        604,800
                                                                    ------------
                                                                       4,281,587
                                                                    ------------
         FINANCIAL SERVICES--1.3%
   5,152 Dean Witter Discover & Co. .............................        242,144
   5,500 Household International, Inc. ..........................        325,187
  10,500 Merrill Lynch & Co., Inc. ..............................        535,500
   7,300 Student Loan Marketing Association .....................        480,887
  13,867 Travelers Group Inc. ...................................        871,888
                                                                    ------------
                                                                       2,455,606
                                                                    ------------
         GAS UTILITIES--1.3%
  58,400 Oneok, Inc. ............................................      1,335,900
  13,800 Pacific Enterprises ....................................        389,850
  13,900 Williams Companies, Inc. ...............................        609,863
                                                                    ------------
                                                                       2,335,613
                                                                    ------------
         HEALTH CARE--4.2%
  45,900 Abbott Laboratories ....................................      1,916,325
  11,400 Baxter International, Inc. .............................        477,375
  25,900 Boston Scientific Corp. ................................      1,269,100
  64,100 Medtronic, Inc. ........................................      3,581,588
  10,800 St Jude Medicine, Inc. (c)..............................        464,400
                                                                    ------------
                                                                       7,708,788
                                                                    ------------
         HOTELS & RESTAURANTS--1.0%
  20,200 Marriot International, Inc. ............................        772,650
  23,500 McDonalds Corp. ........................................      1,060,437
                                                                    ------------
                                                                       1,833,087
                                                                    ------------
         HOUSING BUILDING MATERIALS--0.2%
  10,300 Centex Corp. ...........................................        357,925
                                                                    ------------
         INSURANCE--LIFE--0.4%
   7,700 American General Corp. .................................        268,538
   6,900 Transamerica Corp. .....................................        502,838
                                                                    ------------
                                                                         771,376
                                                                    ------------





--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--CONTINUED
SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         INSURANCE--OTHER--4.5%
   7,100 Aflac, Inc. ............................................   $    307,962
  10,100 Allmerica Property & Casualty, Inc. ....................        272,700
  33,350 American International Group, Inc. .....................      3,084,876
   8,200 Chubb Corp. ............................................        793,350
  12,200 Cigna Corp. ............................................      1,259,650
   2,800 General Re-insurance Corp. .............................        434,000
  21,000 Loews Corp. ............................................      1,645,875
   6,800 Safeco Corp. ...........................................        234,600
   2,400 Transatlantic Holdings, Inc. ...........................        176,100
                                                                    ------------
                                                                       8,209,113
                                                                    ------------
         INTERNATIONAL OIL--4.5%
   4,700 Chevron Corp. ..........................................        246,750
  57,900 Exxon Corp. ............................................      4,639,237
  30,500 Mobil Corp. ............................................      3,416,000
                                                                    ------------
                                                                       8,301,987
                                                                    ------------
         MEDIA--2.2%
  75,500 Clear Channel Communication ............................      3,331,437
  12,800 Disney Walt Co. ........................................        755,200
                                                                    ------------
                                                                       4,086,637
                                                                    ------------
         METALS--0.1%
   3,700 Phelps Dodge Corp. .....................................        230,325
                                                                    ------------
         MORTGAGE--0.8%
  10,800 Federal Home Loan Mortgage Corp. .......................        901,800
  25,300 Green Tree Financial Corp. .............................        667,287
                                                                    ------------
                                                                       1,569,087
                                                                    ------------
         MOTOR VEHICLES--1.2%
  21,100 Chrysler Corp. .........................................      1,168,412
  37,300 Ford Motor Corp. .......................................      1,081,700
                                                                    ------------
                                                                       2,250,112
                                                                    ------------
         OIL REFINING DISTRIBUTORS--4.6%
  44,800 Amoco Corp. ............................................      3,220,000
  37,900 Royal Dutch Petroleum Co. ..............................      5,348,636
                                                                    ------------
                                                                       8,568,636
                                                                    ------------
         OIL SERVICE--0.8%
  28,400 Halliburton Co. ........................................      1,437,750
                                                                    ------------




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-
                        PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--CONTINUED

SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         PAPER--0.6%
  16,100 Champion International Corp. ...........................   $    676,200
  10,000 Weyerhaeuser Co. .......................................        432,500
                                                                    ------------
                                                                       1,108,700
                                                                    ------------
         PHOTOGRAPHY--0.4%
  11,800 Eastman Kodak Co. ......................................        790,600
                                                                    ------------
         PRODUCER OF GOODS--3.4%
  14,900 American Brands, Inc. ..................................        664,912
   9,300 Caterpillar, Inc. ......................................        546,375
  39,600 General Electric Co. ...................................      2,851,200
   9,500 Harnischfeger Industries, Inc. .........................        315,875
   7,300 ITT Corp New ...........................................        386,900
   7,300 ITT Industries, Inc. ...................................        175,200
  12,500 Textron, Inc. ..........................................        843,750
  10,200 Varian Associates, Inc. ................................        487,050
                                                                    ------------
                                                                       6,271,262
                                                                    ------------
         PROPERTY--0.1%
   5,700 Pulte Corp. ............................................        191,663
                                                                    ------------
         PUBLISHING--0.2%
   3,400 McGraw Hill, Inc. ......................................        296,225
                                                                    ------------
         RAILROADS & EQUIPMENT--3.0%
  28,200 Burlington Northern Santa Fe ...........................      2,199,600
  12,000 Conrail, Inc. ..........................................        840,000
  44,600 CSX Corp. ..............................................      2,034,875
   6,000 Norfolk Southern Corp. .................................        476,250
                                                                    ------------
                                                                       5,550,725
                                                                    ------------
         RETAILER--5.1%
   3,800 Fastenal Co. ...........................................        160,550
  15,000 Micro Warehouse, Inc. ..................................        648,750
  95,200 Sears Roebuck & Co. ....................................      3,712,800
  66,200 Staples, Inc. ..........................................      1,613,626
 106,500 Walgreen Co. ...........................................      3,181,688
                                                                    ------------
                                                                       9,317,414
                                                                    ------------
         SERVICES--0.4%
   9,900 Automatic Data Processing ..............................        735,075
                                                                    ------------
         SOAPS--0.8%
  18,000 Gillette Co. ...........................................        938,250
  10,800 Premark International, Inc. ............................        546,750
                                                                    ------------
                                                                       1,485,000
                                                                    ------------




 -------------------------------------------------------------------------------
-
                        PORTFOLIO COMPOSITION--Continued
--------------------------------------------------------------------------------

Investments as of December 31, 1995

COMMON STOCK--CONTINUED
SHARES    DESCRIPTION                                           VALUE (A)
-------------------------------------------------------------------------------
             TELEPHONE--10.3%
      72,900 Ameritech Corp. ..................................   $  4,301,100
      39,600 Bell Atlantic Corp. ..............................      2,648,250
     121,000 Bell South Corp. .................................      5,263,500
      48,000 Cincinnati Bell, Inc. ............................      1,668,000
      20,200 GTE Corp. ........................................        888,800
      74,100 SBC Communications, Inc. .........................      4,260,750
                                                                  ------------
                                                                    19,030,400
                                                                  ------------
             TIRES--0.4%
      15,600 Goodyear Tire and Rubber .........................        707,850
                                                                  ------------
             TOBACCO--1.0%
      20,100 Philip Morris ....................................      1,819,050
                                                                  ------------
             THRIFT--0.2%
       7,300 ITT Hartford Group ...............................        353,138
                                                                  ------------
             Total Common Stocks (Identified Cost
             $130,949,484).....................................    175,322,616
                                                                  ------------
SHORT-TERM INVESTMENT--7.5%
    FACE
   AMOUNT
-------------------------------------------------------------------------------
 $13,860,000 Repurchase Agreement with State Street Bank &
              Trust Co. dated 12/31/95 at 5.000% to be
              repurchased at $13,860,000 on 1/2/96.
              Collaterized by $12,110,000 U.S. Treasury Notes
              8.750% due 8/15/00, with a value of $14,138,340..     13,860,000
                                                                  ------------
             Total Short Term Investment (Identified Cost
             $13,860,000)......................................     13,860,000
                                                                  ------------
             Total Investments--102.6% (Identified Cost
             $144,809,484).....................................    189,182,616
             Cash, receivables and other assets................      2,575,655
             Liabilities.......................................     (7,332,544)
                                                                  ------------
             Total Net Assets--100.0%..........................   $184,425,727
                                                                  ============
(a) See Note 1a.
(b) Federal Tax Information: At December 31, 1995 the net
    unrealized appreciation on investments based on cost of
    $144,809,484 for federal income tax puroses was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost...........  $ 45,496,927
   Aggregate gross unrealized depreciation for all investments
   in which there is an excess of tax cost over value...........    (1,123,795)
                                                                  ------------
   Net unrealized appreciation..................................  $ 44,373,132
                                                                  ============
(c) Non-income producing security.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1995

ASSETS
 Investments at value................................             $189,182,616
 Cash................................................                      876
 Receivable for:
 Fund shares sold....................................                2,237,789
 Dividends and interest..............................                  322,278
 Foreign taxes.......................................                      712
 Prepaid registration expense........................                   14,000
                                                                  ------------
                                                                   191,758,271
LIABILITIES
 Payable for:
 Securities purchased................................  $6,677,864
 Fund shares redeemed................................      96,258
 Dividends declared..................................     375,334
 Accrued expenses:
 Management fees.....................................     104,555
 Deferred trustees' fees.............................       3,512
 Accounting and administrative.......................       3,124
 Other expenses......................................      71,897
                                                       ----------
                                                                     7,332,544
                                                                  ------------
NET ASSETS...........................................             $184,425,727
                                                                  ============
 Net Assets consist of:
 Capital paid in.....................................             $137,870,574
 Undistributed net investment income.................                   95,891
 Accumulated net realized gains......................                2,086,130
 Unrealized appreciation on investments..............               44,373,132
                                                                  ------------
NET ASSETS...........................................             $184,425,727
                                                                  ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A
 shares ($150,692,799 divided by 10,468,941 shares of
 beneficial interest)................................                   $14.39
                                                                        ======
Offering price per share (100/94.25 of $14.39).......                   $15.27*
                                                                        ======
Net asset value and offering price of Class B shares
 ($29,026,128 divided by 2,016,187 shares of
 beneficial interest)................................                   $14.40**
                                                                        ======
Net asset value and offering price of Class C shares
 ($4,706,800 divided by 327,065 shares of beneficial
 interest)...........................................                   $14.39
                                                                        ======
Identified cost of investments.......................             $144,809,484
                                                                  ============

 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1995

INVESTMENT INCOME
 Dividends.............................................           $ 3,259,887(a)
 Interest..............................................               313,571
                                                                  -----------
                                                                    3,573,458
 Expenses
 Management fees.......................................  $856,469
 Service fees--Class A.................................   340,216
 Service and distribution fees--Class B................   107,139
 Service and distribution fees--Class C................     5,588
 Trustees' fees and expenses...........................    23,266
 Accounting and administrative.........................    27,466
 Custodian.............................................   106,769
 Transfer agent........................................   270,029
 Audit and tax services................................    23,000
 Legal.................................................    33,645
 Printing..............................................    54,619
 Registration..........................................    45,774
 Miscellaneous.........................................    23,902
                                                         --------
 Total expenses........................................             1,917,882
                                                                  -----------
 Net investment income.................................             1,655,576
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................            21,443,541
 Unrealized appreciation on Investments--net...........            16,043,612
                                                                  -----------
 Net gain on investment transactions...................            37,487,153
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............           $39,142,729
                                                                  ===========

(a) Net of foreign taxes of $12,488.


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  1,921,190  $  1,655,576
 Net realized gain on investments..................     1,492,900    21,443,541
 Unrealized appreciation (depreciation) on
   investments.....................................    (2,258,483)   16,043,612
                                                     ------------  ------------
 Increase in net assets from operations............     1,155,607    39,142,729
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
 Class A...........................................    (1,788,514)   (1,549,436)
 Class B...........................................       (40,153)      (74,015)
 Class C...........................................             0        (4,516)
 Net realized gain on investments
 Class A...........................................    (1,426,673)  (17,435,536)
 Class B...........................................       (69,789)   (1,801,248)
 Class C...........................................             0      (120,627)
                                                     ------------  ------------
                                                      (3,325,129)   (20,985,378)
                                                     ------------  ------------
 Increase in net assets derived from capital share
   transactions....................................       769,007    57,002,658
                                                     ------------  ------------
 Total increase (decrease) in net assets...........    (1,400,515)   75,160,009
NET ASSETS
 Beginning of the year.............................   110,666,233   109,265,718
                                                     ------------  ------------
 End of the year...................................  $109,265,718  $184,425,727
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $      9,653  $    106,169
                                                     ============  ============
 End of the year...................................  $    106,169  $     95,891
                                                     ============  ============

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     CLASS A
                                 ----------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------
                                  1991     1992      1993      1994      1995
                                 -------  -------  --------  --------  --------
Net Asset Value, Beginning of
 Year..........................  $  9.54  $ 11.79  $  12.20  $  12.67  $  12.41
                                 -------  -------  --------  --------  --------
Income From Investment
 Operations
Net Investment Income..........     0.26     0.23      0.21      0.22      0.18
Net Realized and Unrealized
 Gain (Loss) on Investments....     2.63     0.86      0.75     (0.10)     4.01
                                 -------  -------  --------  --------  --------
Total From Investment
 Operations....................     2.89     1.09      0.96      0.12      4.19
                                 -------  -------  --------  --------  --------
Less Distributions
Dividends From Net Investment
 Income........................    (0.26)   (0.23)    (0.21)    (0.21)    (0.18)
Distributions in Excess of
 Investment Income.............     0.00     0.00     (0.01)     0.00      0.00
Distributions From Net Realized
 Capital Gains.................    (0.38)   (0.45)    (0.27)    (0.17)    (2.03)
                                 -------  -------  --------  --------  --------
Total Distributions............    (0.64)   (0.68)    (0.49)    (0.38)    (2.21)
                                 -------  -------  --------  --------  --------
Net Asset Value, End of Year...  $ 11.79  $ 12.20  $  12.67  $  12.41  $  14.39
                                 =======  =======  ========  ========  ========
Total Return (%)(a)............     30.6      9.3       8.0       1.0      35.1
Ratio of Operating Expenses to
 Average Net Assets (%)........     1.23     1.94      1.21      1.28      1.38
Ratio of Net Investment Income
 to Average Net Assets (%).....     2.28     1.18      1.70      1.75      1.31
Portfolio Turnover Rate (%)....       12       10         4         6        69
Net Assets, End of Year (000)..  $70,263  $90,945  $109,168  $104,081  $150,693

(a) A sales charge of 5.75% (maximum) was not reflected in total return calculations.
As of January 1, 1993 the Fund discontinued the use of equalization accounting.


--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS--Continued
--------------------------------------------------------------------------------

                                           CLASS B                    CLASS C
                          ----------------------------------------- ------------
                          SEPTEMBER 13(A)     YEAR         YEAR       MAY 1(A)
                              THROUGH        ENDED        ENDED       THROUGH
                           DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31,
                               1993           1994         1995         1995
                          --------------- ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....      $12.95         $12.66      $ 12.42       $13.84
                              ------         ------      -------       ------
Income From Investment
 Operations
Net Investment Income...        0.06           0.16         0.10         0.06
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        0.01          (0.09)        4.01         2.58
                              ------         ------      -------       ------
Total From Investment
 Operations.............        0.07           0.07         4.11         2.64
                              ------         ------      -------       ------
Less Distributions
Dividends From Net
 Investment Income......       (0.03)         (0.14)       (0.10)       (0.06)
Distributions in Excess
 of Investment Income...       (0.06)          0.00         0.00         0.00
Distributions From Net
 Realized Capital Gains.       (0.27)         (0.17)       (2.03)       (2.03)
                              ------         ------      -------       ------
Total Distributions.....       (0.36)         (0.31)       (2.13)       (2.09)
                              ------         ------      -------       ------
Net Asset Value, End of
 Period.................      $12.66         $12.42      $ 14.40       $14.39
                              ======         ======      =======       ======
Total Return (%)(c).....         0.6            0.6         34.3         20.2
Ratio of Operating
 Expenses to Average Net
 Assets (%).............        2.08(b)        1.93         2.11         2.11(b)
Ratio of Net Investment
 Income to Average Net
 Assets (%).............        0.71(b)        1.10         0.56         0.56(b)
Portfolio Turnover Rate
 (%)....................           4              6           69           69
Net Assets, End of
 Period (000)...........      $1,498         $5,185      $29,026       $4,707

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c)Periods less than one year are not annualized.


--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1995

1. The Fund is a series of New England Funds Trust II (the "Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B and Class C shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and Class C Shares on May 1, 1995. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay a front end or contingent deferred sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

December 31, 1995

determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to utilization of tax equalization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's sub-adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1995 were $120,695,295 and $88,204,593, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995 the Fund operated under two management fee contracts. Prior to May 1, 1995 Back Bay Advisors was the Fund's investment adviser. Effective May 1, 1995 New England Funds Management, L.P. ("NEFM") became the investment adviser to the Fund.

Back Bay was paid at the annual rate of 0.500% of the Fund's average daily net assets.

NEFM is compensated at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Westpeak Investment Advisors, L.P. ("Westpeak Advisors") at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

December 31, 1995

Certain officers and directors of Back Bay Advisors, NEFM, Westpeak Advisors and their affiliated companies are also officers or trustees of the Fund. Back Bay Advisors, NEFM and Westpeak Advisors are each wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company.

Fees earned by Back Bay Advisors, NEFM and Westpeak Advisors under the management agreements in effect during the year ended December 31, 1995 are as follows:

FEES EARNED                       ADVISOR                            PERIOD
-----------                       -------                            ------
 $188,175            Back Bay Advisors, L.P.                     1/1 -  4/30/95
  283,805            New England Funds Management, L.P.          5/1 - 12/31/95
  384,489            Westpeak Advisors, L.P.                     5/1 - 12/31/95
--------
 $856,469              Total
========

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Fund's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995, these expenses amounted to $27,466 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $197,116 as compensation for its services in that capacity.

D. SERVICES AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A, Class B and Class C shares (the "Plans").

Under the Plans, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

December 31, 1995

to investors in Class A, Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $304,540, $26,785 and $1,397 in service fees under the Class A, Class B and Class C Plans.

Also under the Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares and up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A, Class B shares and Class C shares, respectively. For the year ended December 31, 1995, the Fund paid New England Funds $35,676, $80,354 and $4,191 in distribution fees under the Class A, Class B and Class C Plans.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1995 amounted to $954,690.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

    Annual Retainer                                     $2,400
    Meeting Fee                                         $125/meeting
    Committee Meeting Fee                               $75/meeting
    Committee Chairman Retainer                         $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--Continued
--------------------------------------------------------------------------------

December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                   YEAR ENDED                YEAR ENDED
                                DECEMBER 31, 1994         DECEMBER 31, 1995
                             ------------------------  ------------------------
CLASS A                        SHARES       AMOUNT       SHARES       AMOUNT
-------                      ----------  ------------  ----------  ------------
Shares sold................     741,304  $  9,328,786   2,225,960  $ 31,708,352
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net
  investment income........     108,264     1,344,727      84,290     1,188,168
 Distributions from net
  realized gain............      95,270     1,182,298   1,061,665    14,664,607
                             ----------  ------------  ----------  ------------
                                944,838    11,855,811   3,371,915    47,561,127
Shares repurchased.........  (1,175,898)  (14,830,647) (1,286,544)  (18,048,545)
                             ----------  ------------  ----------  ------------
Net increase (decrease)....    (231,060)   (2,974,836)  2,085,371    29,512,582
                             ----------  ------------  ----------  ------------
                                   YEAR ENDED                YEAR ENDED
                                DECEMBER 31, 1994         DECEMBER 31, 1995
                             ------------------------  ------------------------
CLASS B                        SHARES       AMOUNT       SHARES       AMOUNT
-------                      ----------  ------------  ----------  ------------
Shares sold................     324,614  $  4,082,014   1,584,901  $ 22,623,592
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net
  investment income........       3,181        39,511       5,067        71,601
 Distributions from net
  realized gain............       5,447        67,595     121,353     1,687,756
                             ----------  ------------  ----------  ------------
                                333,242     4,189,120   1,711,321    24,382,949
Shares repurchased.........     (34,082)     (445,277)   (112,671)   (1,588,699)
                             ----------  ------------  ----------  ------------
Net increase...............     299,160     3,743,843   1,598,650    22,794,250
                             ----------  ------------  ----------  ------------
                                                             YEAR ENDED
                                                          DECEMBER 31, 1995
                                                       ------------------------
CLASS C                                                  SHARES       AMOUNT
-------                                                ----------  ------------
Shares sold................                               351,596  $  5,050,733
Shares issued in connection
 with the
 reinvestment of:
 Dividends from net
  investment income........                                   303         4,318
 Distributions from net
  realized gain............                                 8,237       116,832
                                                       ----------  ------------
                                                          360,136     5,171,883
Shares repurchased.........                               (33,071)     (476,057)
                                                       ----------  ------------
Net increase...............                               327,065     4,695,826
                             ----------  ------------  ----------  ------------
Increase derived from
 capital shares
 transactions..............      68,100  $    769,007   4,011,086  $ 57,002,658
                             ==========  ============  ==========  ============

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of the New England Funds Trust II and the Shareholders of the NEW ENGLAND GROWTH OPPORTUNITIES FUND

We have audited the accompanying statement of assets and liabilities of the New England Growth Opportunities Fund including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Growth Opportunities Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 2, 1996

--------------------------------------------------------------------------------
                              SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------

December 31, 1995

At a special shareholders' meeting held on April 24, 1995, shareholders of the Growth Opportunities Fund voted for the following proposals:

                              VOTED        VOTED     ABSTAINED    BROKER
TOTAL
                               FOR        AGAINST      VOTES    NON-VOTES
VOTES
                          ------------- ----------- ----------- ---------- -----
--------
1. To approve a new
   Advisory Agreement
   between New England
   Funds Management,
   L.P. ("NEFM") and the
   Fund, which would
   increase the fee
   payable by the Fund..      3,959,534     354,066     290,793          0
4,604,393
                          ============= =========== =========== ==========
2. To approve a proposed
   Sub-Advisory
   Agreement relating to
   the Fund between NEFM
   and Westpeak
   Investment Adivsers,
   L.P..................      3,893,664     359,206     291,641     59,882
4,604,393
                          ============= =========== =========== ==========

At a special shareholders' meeting held on December 28, 1995, shareholders of the Growth Opportunities Fund voted for the following proposals:

                              VOTED        VOTED     ABSTAINED    BROKER
TOTAL
                               FOR        AGAINST      VOTES    NON-VOTES
VOTES
                          ------------- ----------- ----------- ---------- -----
--------
1. To approve new
   investment advisory
   arrangements to be
   effective upon the
   merger of New England
   Mutual Life Insurance
   Company into
   Metropolitan Life
   Insurance Company,
   such arrangements to
   be substantially
   identical to the
   investment advisory
   arrangements in
   effect for the Fund
   immediately prior to
   such merger..........  5,809,551.749 135,647.787 218,879.633
6,164,079.169
                          ============= =========== ===========
2. To approve a new
   Advisory Agreement
   between the Fund and
   New England Funds
   Management, L.P.
   ("NEFM").............  5,450,606.357 417,397.876 240,922.936 55,152.000
6,164,079.169
                          ============= =========== =========== ==========
3. To approve a related
   Sub-Advisory
   Agreement between
   NEFM and the Fund's
   current sub-adviser..  5,415,179.751 439,750.039 253,997.379 55,152.000
6,164,079.169
                          ============= =========== =========== ==========

REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1.  It's an easy way to build assets
2.  It's convenient and effortless
3.  It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.  It can help you benefit from the ups and downs of the market
    With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -
    without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING
[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  3,661
10                                              $  9,040
15                                              $ 16,943
20                                              $ 28,555
25                                              $ 45,618

Monthly investments of $100

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $  7,322
10                                              $ 18,079
15                                              $ 33,886
20                                              $ 57,111
25                                              $ 91,236

Monthly investments of $200

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 14,643
10                                              $ 36,158
15                                              $ 67,772
20                                              $114,222
25                                              $182,472

Monthly investments of $500

Years                                 Growth of Monthly Investments
                                      -----------------------------
0                                               $      0
5                                               $ 36,608
10                                              $ 90,396
15                                              $169,429
20                                              $285,555
25                                              $456,181

[FN]
For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New
England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.
You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

NEW ENGLAND FUNDS

Stock Funds
  Growth Fund of Israel
  International Equity Fund
  Star Worldwide Fund
  Growth Fund
  Star Advisers Fund
  Capital Growth Fund
  Value Fund
  Growth Opportunities Fund
  Balanced Fund

Bond Funds
  High Income Fund
  Strategic Income Fund
  Government Securities Fund
  Bond Income Fund
  Limited Term U.S. Government Fund
  Adjustable Rate U.S. Government Fund

Tax Exempt Funds
  Municipal Income Fund
  Massachusetts Tax Free Income Fund
  Intermediate Term Tax Free Fund of California
  Intermediate Term Tax Free Fund of New York

Money Market Funds
  Cash Management Trust
- Money Market Series
- U.S. Government Series
  Tax Exempt Money Market Trust

To learn more, and for a free prospectus, contact your financial representative.

     New England Funds, L.P.
      399 Boylston Street
       Boston, MA  02116
     Toll Free  800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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----------------------
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02116
GP56
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QUALITY
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1996

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

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED
TEXTS.

(1)    Rule lines for tables are omitted.

(2)    Italic typefaces is displayed in normal type.

(3)    Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and "See accompanying notes to the financial statements") are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)    Bullet points, and similar graphic symbols are omitted.

(7)    Page numbering is different.